Derivative Instruments and Hedging Activities Earnings Effect of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	$ 22	$ (5)	$ (15)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	2	(1)
Interest Expense [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1)	(16)	(8)
Interest Expense [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Gain (Loss) Reclassified to Earnings, Net from Discontinued Cash Flow Hedges	(5)	(10)	(4)
Other Nonoperating Income (Expense) [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		2	4
Foreign Currency Gain (Loss) [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (9)	$ 12	$ 7